Defined benefit plans (Detail 9) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Swiss defined benefit plan
Increase / (decrease) in defined benefit obligation
Rate of pension increase	0.00%	0.00%
Swiss defined benefit plan | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	$ (857)	$ (641)
Decrease by 50 basis points	973	723
Swiss defined benefit plan | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	639	487
Swiss defined benefit plan | Rate of interest credit on retirement savings
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	144	106
Decrease by 50 basis points	(144)	(106)
Swiss defined benefit plan | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	$ 416	$ 304
UK defined benefit plan
Increase / (decrease) in defined benefit obligation
Rate of pension increase	3.00%	3.08%
UK defined benefit plan | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	$ (164)	$ (141)
Decrease by 50 basis points	183	157
UK defined benefit plan | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	137	127
Decrease by 50 basis points	(129)	(118)
UK defined benefit plan | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	78	65
US and German defined benefit plans | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	(50)	(51)
Decrease by 50 basis points	54	55
US and German defined benefit plans | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	4	4
Decrease by 50 basis points	(4)	(3)
US and German defined benefit plans | Rate of interest credit on retirement savings
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	9	9
Decrease by 50 basis points	(8)	(8)
US and German defined benefit plans | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	$ 39	$ 39